                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07700

Morgan Stanley Limited Term Municipal Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)           (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2004

Date of reporting period: September 30, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Limited Term Municipal Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly you can lose money investing in this Fund.

Fund Report
For the six-months ended September 30, 2003

Total Return for the Six Months Ended September 30, 2003

Limited Term Municipal Trust	Lehman Brothers Municipal Bond Index (10-Year)[1]	Lipper Intermediate Municipal Debt Funds Index[2]
2.43%	3.00%	2.41%

The Fund's total return figures assume the reinvestment of all distributions. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Overview

The six months ended September 30, 2003 were a volatile time for the fixed-income markets. The U.S. economy struggled early in the period, but then showed signs of recovery. The bond market performed strongly for much of the spring, with yields falling steadily through the first half of June. At that point, however, signs of economic growth led investors to fear that interest rates were unsustainably low. Bond prices (which generally move in opposite direction of yields) fell sharply through the end of July when assets shifted from the debt markets. Then investors' reaction to improvement in the economy moderated in August and September and the fixed-income markets stabilized.

While municipal bonds rallied in the spring, several factors caused the sector to lag Treasuries. Municipalities issued a record amount of debt to take advantage of low financing and refinancing costs. Although this supply was readily absorbed by investors, it inhibited the rally. Changes to the corporate dividend tax also caused investors to reassess the attractiveness of tax-free municipal bonds.

The summer started out as one of the weakest periods for municipal bonds in the past 20 years. Bond prices plummeted as interest rates moved higher across the yield curve in July. However, the market improved by the end of September, recouping nearly half its losses. Although the pace of municipal new-issue volume slowed in the third quarter, annual underwriting volume remained on track to exceed $350 billion once again.

Performance Analysis

The Fund's performance during the period was aided by its defensive strategy, which has been in place since the end of 2002. The Fund's management maintained a shorter-than-benchmark duration (duration is a measure of a portfolio's sensitivity to interest rate changes) by retaining cash and hedging with U.S. Treasury futures. The hedge position significantly shortened the portfolio's duration from 6.7 to 5.3 years. We have maintained this defensive posture, based on the expectation that the stimulative monetary and fiscal policies that are in place should eventually accelerate economic growth and cause interest rates to rise.

LARGEST INDUSTRIES
Transportation	19.0%
Water & Sewer	14.1
General Obligation	13.8
Electric	13.3
Public Facilities	11.6

CREDIT ANALYSIS
Aaa/AAA	74.5%
Aa/AA	20.8
A/A	4.0
Baa/BBB	0.7

Subject to change daily. Largest industries' percentages are as a percentage of net assets and credit analysis is as a percentage of total long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

1.	The Fund invests primarily in intermediate-term, investment-grade municipal securities with an anticipated average dollar-weighted maturity range of 7 to 10 years with a maximum average dollar-weighted maturity of 12 years.

2.	By including only investment-grade securities in its portfolio (rated Baa or BBB or better by Moody's or S&P or Fitch IBCA) the Fund offers the potential for attractive high current income without undue credit risk.

Distribution by Maturity
(% of Long-Term Portfolio)

Weighted Average Maturity:  10 Years*

*	Average maturity including net short-term obligation is 9 years.

Performance Summary

Average Annual Total Returns—Period Ended September 30, 2003

	(since 07/12/93)
Symbol	DWLTX
1 Year	2.48%	(3)
5 Years	4.83%	(3)
10 Years	4.71%	(3)
Since Inception	4.90%	(3)

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Notes on Performance
(1)	The Lehman Brothers Municipal Bond Index (10-Year) measures the performance of municipal bonds rated at least Baa+ by Moody's Investors Service, Inc., and with maturities ranging between 8 and 12 years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Intermediate Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions. There is no sales charge.

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2003 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (93.0%)
	General Obligation (13.8%)
$1,500	Maricopa County Community College District, Arizona, Refg Ser 2002	5.25%	07/01/11	$1,711,785
2,000	Metropolitan Water District of Southern California, Refg Ser 2003	5.00	03/01/12	2,234,400
1,000	San Diego Unified School District, California, 1998 Ser E (FSA)	5.25	07/01/15	1,125,860
1,000	Pueblo School District No 60, Colorado, Ser 2002 (FSA)	5.375	12/15/14	1,132,150
2,000	Sussex County, Delaware, Ser 2003 (Ambac)	5.00	10/15/11	2,244,560
	Community Unit School District 200, Illinois,
1,600	Wheaton Warrenville Ser 2003 C (FSA) (WI)	5.25	10/01/14	1,797,232
1,465	Wheaton Warrenville Ser 2003 C (FSA) (WI)	5.25	10/01/15	1,642,997
2,000	Washington Suburban Sanitation District, Maryland, Sewage Disposal Refg 2003	5.00	06/01/12	2,242,420
1,000	Massachusetts 2002 Refg Ser A (MBIA)	5.50	02/01/11	1,147,240
1,000	Ser 2001 D (MBIA)	6.00	11/01/13	1,197,420
1,000	New York City, New York, 2003 Ser C (FSA)	5.25	08/01/11	1,133,860
1,000	Oklahoma, Refg 2003 Ser A (FGIC)	5.00	07/15/14	1,123,430
2,000	Allegheny County, Pennsylvania, Refg Ser C-56 (FSA)	5.00	10/01/14	2,239,020
1,000	Butler Country, Pennsylvania, Ser 2003 (FGIC)	5.25	07/15/15	1,127,170
2,000	Spokane School District No 81, Washington, Ser 2003 (FSA)	5.25	12/01/13	2,264,220
21,565				24,363,764
	Educational Facilities Revenue (8.8%)
750	Private Colleges & Universities Authority, Georgia, Emory University 2002 Ser A	5.00	09/01/13	831,473
	Purdue University, Indiana,
1,000	Student Facilities Ser 2003 A	5.375	07/01/14	1,129,910
1,000	Student Fee Ser K	5.625	07/01/14	1,131,970
2,000	University of Maine, Ser 2002 (FSA)	5.375	03/01/12	2,281,220
500	University of North Carolina at Chapel Hill, Ser 2002 A	5.00	12/01/10	564,435
	Ohio State University,
1,000	General Receipts Ser 2003 (FSA)	5.00	12/01/11	1,122,950
2,000	General Receipts Ser 2003 B	5.25	06/01/16	2,229,300
1,000	Pennsylvania State University, Refg Ser 2002	5.25	08/15/13	1,139,180
	Swarthmore Borough Authority, Pennsylvania,
500	Swarthmore College Ser 2000	5.50	09/15/11	578,665
1,000	Swarthmore College Ser 2002	5.25	09/15/14	1,120,500

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$2,000	Texas Tech University, Refg & Impr Ser 2003 (Ambac)	5.25%	02/15/15	$2,243,840
1,000	Southwest Higher Education Authority, Texas, Southern Methodist University Ser 2002 (Ambac)	5.50	10/01/13	1,141,280
13,750				15,514,723
	Electric Revenue (13.3%)
1,000	Arizona Power Authority, Hoover Uprating Refg Ser 2001 A	5.25	10/01/16	1,134,480
	California Department of Water Resources,
1,000	Power Supply Ser 2002 A (MBIA)	5.50	05/01/13	1,136,270
2,000	Power Supply Ser 2002 A (Ambac)	5.50	05/01/14	2,253,680
2,000	Jacksonville Electric Authority, Florida, St Johns River Power Park Refg Issue 2 Ser 17	5.25	10/01/13	2,220,640
1,000	Kissimmee Utility Authority, Florida, Electric Refg & Impr Ser 2003 (FSA)	5.25	10/01/12	1,139,530
2,000	Municipal Electric Authority of Georgia, Combustion Turbine Ser 2002 A (MBIA)	5.25	11/01/14	2,232,400
2,000	Michigan Public Power Agency, Belle River Refg 2002 Ser A (MBIA)	5.25	01/01/12	2,259,600
2,000	Southern Minnesota Municipal Power Agency Ser 2002 A (Ambac)	5.00	01/01/12	2,226,960
2,000	Nebraska Public Power District, 2003 Ser A (Ambac)	5.00	01/01/15	2,195,660
	Long Island Power Authority, New York,
1,000	Ser 1998 B (MBIA)	5.125	04/01/11	1,099,490
2,000	Ser 2003 B	5.25	06/01/13	2,186,820
1,000	South Carolina Public Service Authority, Refg Ser 2002 D (FSA)	5.25	01/01/15	1,120,450
1,000	Memphis, Tennessee, Jr Lien Refg Ser 2002	5.00	12/01/10	1,126,810
1,000	Seattle, Washington, Municipal Light & Power Refg Ser 2001	5.625	12/01/14	1,108,240
21,000				23,441,030
	Hospital Revenue (0.6%)
1,000	Maryland Health & Higher Educational Facilities Authority,
	Medlantic/Helix Ser 1998 A (FSA)	5.25	08/15/12	1,106,580
	Industrial Development/Pollution Control Revenue (2.4%)
1,000	California Pollution Control Financing Authority, San Diego Gas & Electric Co 1996 Ser A	5.90	06/01/14	1,056,850
1,000	Massachusetts Industrial Finance Agency, Eastern Edison Co Refg Ser 1993	5.875	08/01/08	1,022,680
2,000	Chesterfield County Industrial Development Authority, Virginia, Virginia Electric & Power Company Ser 1985	5.50	10/01/09	2,202,360
4,000				4,281,890

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Mortgage Revenue – Single Family (1.8%)
$2,000	Maryland Department of Housing & Community Development, 1999 Third Ser (AMT)	4.40%	04/01/07	$2,126,680
1,000	Virginia Housing Development Authority, 2001 Ser J (MBIA)	4.75	01/01/12	1,048,150
3,000				3,174,830
	Public Facilities Revenue (11.6%)
2,000	Arizona School Facilities Board, Ser 2003 A COPs (MBIA)	5.25	09/01/14	2,247,980
1,000	Flagstaff Municipal Facilities Corporation, Arizona, Ser 2003 (Ambac) (WI)	5.00	07/01/16	1,091,860
3,000	Manatee County School District, Florida, Sales Tax Ser 2003 (Ambac)	5.00	10/01/15	3,320,940
2,000	Orange County School Board, Florida, Ser 2001 A COPs (Ambac)	5.25	08/01/14	2,246,200
1,000	Kentucky Property & Buildings Commission, Project 69 Ser A (FSA)	5.25	08/01/15	1,105,990
1,000	Michigan Building Authority, Police Communication Ser 2001	5.50	10/01/12	1,154,310
2,000	Kansas City School District, Missouri, Elementary School Refg Ser 2003 B (FGIC) (WI)	5.00	02/01/14	2,217,920
2,000	Missouri Board of Public Buildings, Ser A 2003	5.50	10/15/13	2,322,940
3,000	Erie County Industrial Development Agency, New York, Buffalo School District Ser 2003 (FSA)	5.75	05/01/14	3,487,170
1,000	Ohio Building Authority, Highway Safety Building 2001 Ser A	5.50	10/01/15	1,127,390
18,000				20,322,700
	Recreational Facilities Revenue (1.5%)
1,575	Detroit, Michigan, Cobo Hall Ser 2003 (MBIA) (WI)	5.00	09/30/13	1,755,306
750	Metropolitan Pier & Exposition Authority, Illinois, Ser 2002 (FGIC)	5.375	06/01/12	853,313
2,325				2,608,619
	Resource Recovery Revenue (3.2%)
3,000	Northeast Maryland Waste Disposal Authority, Montgomery County Refg Ser 2003 (AMT) (Ambac)	5.50	04/01/12	3,367,140
1,000	Massachusetts Development Finance Agency, SEMASS Ser 2001 A (MBIA)	5.625	01/01/12	1,141,110
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Refg 2002 Ser A (MBIA)	5.00	11/01/10	1,118,060
5,000				5,626,310
	Tax Allocation Revenue (1.9%)
3,000	Burbank Public Financing Authority, California, 2003 Ser A (Ambac)	5.25	12/01/14	3,385,530

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Transportation Facilities Revenue (19.0%)
	Alaska International Airports,
$500	Ser 2002 B (Ambac)	5.25%	10/01/10	$566,295
1,000	Ser 2002 B (Ambac)	5.75	10/01/13	1,155,340
1,000	Arizona Transportation Board, Ser 2003 A (GANs)	5.00	07/01/15	1,101,260
1,000	Port of Oakland, California, Ser 2002 M (FGIC)	5.25	11/01/13	1,126,460
	Colorado Department of Transportation,
2,000	Refg Ser 2002 B (MBIA)	5.00	06/15/11	2,240,480
1,800	Ser 2003 A (Ambac)	5.25	12/15/16	2,022,282
2,000	Miami-Dade County, Florida, Miami International Airport, Ser D (AMT) (MBIA)	5.00	10/01/12	2,175,500
1,000	Georgia State Road & Tollway Authority, Ser 2001	5.25	03/01/10	1,138,540
1,230	Southwestern Development Authority, Illinois, Tri-City Regional Port District Refg Ser 2003 A (AMT)	4.90	07/01/14	1,206,839
2,000	Kentucky Turnpike Authority, Economic Development Road Refg Ser 2000 (FSA)	5.50	07/01/09	2,308,540
2,000	Maryland Department of Transportation, Ser 2003	5.25	12/15/14	2,292,100
1,000	Missouri Highways & Transportation Commission, Ser A 2000	5.625	02/01/15	1,130,860
1,300	St Louis , Missouri, Lambert-St Louis International Airport Ser 2003 A (FSA)	5.25	07/01/12	1,453,530
1,000	Clark County, Nevada, Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)	5.00	07/01/13	1,077,110
1,750	New Hampshire, Turnpike Refg Ser 2003 (Ambac)	5.00	02/01/16	1,905,050
2,000	Metropolitan Transportation Authority, New York, Transportation Refg Ser 2003 A (FGIC)	5.00	11/15/13	2,233,220
	New York State Thruway Authority, New York,
1,000	Highway & Bridge Ser 2002 A (FSA)	5.25	04/01/12	1,131,120
1,000	Highway & Bridge Ser C 2002 (MBIA)	5.50	04/01/12	1,149,400
1,000	Triborough Bridge & Tunnel Authority, New York, Ser 2001 A	5.25	01/01/14	1,104,070
2,000	Texas Turnpike Authority, Central Texas Second Tier Ser 2002 (BANs)	5.00	06/01/08	2,238,660
1,500	Richmond Metropolitan Authority, Virginia, Ser 2002 (FGIC)	5.25	07/15/13	1,706,490
900	Virginia Transportation Board, Federal Highway Reimbursement Ser 2002†	5.00	09/27/12	1,008,756
29,980				33,471,902
	Water & Sewer Revenue (14.1%)
1,000	Arizona Water Infrastructure Finance Authority, Water Quality Ser 2001 A	5.375	10/01/14	1,117,310

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$2,000	California Department of Water Resources, Central Valley Ser Y (FGIC)	5.25%		12/01/13	$2,265,960
1,000	Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)	5.50		11/01/11	1,154,690
1,500	Clayton County Water Authority, Georgia, Refg Ser 2003	5.25		05/01/14	1,706,295
1,000	Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC)	5.25		07/01/13	1,111,590
3,000	Dupage Water Commission, Illinois, Refg Ser 2003 (Ambac) (WI)	5.25		05/01/15	3,362,010
1,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Ser 2002 A (MBIA)	5.00		07/01/12	1,113,790
1,200	Wichita, Kansas, Water and Sewer Ser 2003 (FGIC)	5.00		10/01/13	1,343,280
1,400	Detroit, Michigan, Sewage Refg Ser 2003 A (FSA)	5.00		07/01/14	1,549,002
1,000	Las Vegas Water District Nevada, Ser B (MBIA)	5.25		06/01/11	1,134,680
1,000	North Hudson Sewer Authority, New Jersey, Ser 2002 A (FGIC)	5.00		08/01/12	1,117,220
2,000	Passaic Valley Sewage Commission, New Jersey, Sewer Ser 2003 (FGIC)	5.00		12/01/14	2,222,180
1,000	New York City Municipal Water Finance Authority, New York, 2003 Ser A	5.25		06/15/11	1,132,000
1,000	Western Carolina Sewer Authority, South Carolinia, Ser 2001 (FSA)	5.375		03/01/16	1,109,830
2,000	Dallas, Texas, Waterworks & Sewer Refg Ser 2002 A	5.00		10/01/10	2,250,020
1,000	Fairfax County Water Authority, Virginia, Refg Ser 2002	5.50		04/01/14	1,138,110
22,100					24,827,967
	Other Revenue (1.0%)
1,500	Nassau County Interim Authority, New York, Sales Tax Ser 2003 A (Ambac)	5.00		11/15/15	1,647,405
146,220	Total Tax-Exempt Municipal Bonds (Cost $157,968,033)				163,773,250
	Short Term Tax-Exempt Municipal Obligations (9.1%)
4,400	Missouri Health & Educational Facilities Authority, Cox Health Ser 1997 (MBIA) (Demand 10/01/03)	1.15	*	06/01/15	4,400,000
7,800	Geisinger Authority, Pennsylvania, Geisinger Health Ser 2000 (Demand 10/01/03)	1.20	*	08/01/28	7,800,000
3,850	Washington Health Care Facilities Authority, Virginia Mason Medical Center Ser 1997 B (MBIA) (Demand 10/01/03)	1.16	*	02/15/27	3,850,000
16,050	Total Short-Term Tax-Exempt Municipal Obligations (Cost $16,050,000)				16,050,000
$162,270	Total Investments (Cost $174,018,033) (a) (b)			102.1%	179,823,250
	Liabilities in Excess of Other Assets			(2.1)	(3,718,862)
	Net Assets			100.0%	$176,104,388

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2003 (unaudited) continued

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
GANs	Grant Anticipation Notes.
*	Current coupon of variable rate demand obligation.
†	This security has been physically segregated in connection with open futures contracts.
WI	Security purchased on a when-issued basis.
(a)	Securities have been designated as collateral in an amount equal to $59,995,455 in connection with open futures contracts and securities purchased on a when-issued basis.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,956,509 and the aggregate gross unrealized depreciation is $151,292, resulting in net unrealized appreciation of $5,805,217.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at September 30, 2003:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
200	Short	U.S. Treasury Notes 5 Yr December / 2003	$(22,693,750)	$ (844,674)
250	Short	U.S. Treasury Notes 10 Yr December / 2003	(28,656,250)	(1,079,336)
		Total unrealized depreciation		$(1,924,010)

Geographic Summary of Investments
Based on Market Value as a Percent of Net Assets

Alaska	1.0%
Arizona	4.8
California	8.3
Colorado	3.1
Delaware	1.3
Florida	6.3
Georgia	4.0
Hawaii	0.6
Illinois	5.0
Indiana	1.9%
Kansas	0.8
Kentucky	1.9
Maine	1.3
Maryland	6.3
Massachusetts	2.6
Michigan	3.8
Minnesota	1.3
Missouri	6.5
Nebraska	1.2%
New Hampshire	1.1
New Jersey	1.9
New York	9.3
Nevada	1.3
North Carolina	0.3
Ohio	2.5
Oklahoma	0.6
Pennsylvania	8.6
South Carolina	1.3%
Tennessee	0.6
Texas	4.5
Virginia	6.2
Washington	1.9
Total	102.1%

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Financial Statements

Statement of Assets and Liabilities

September 30, 2003 (unaudited)

Assets:
Investments in securities, at value (cost $174,018,033)	$179,823,250
Cash	1,142,476
Receivable for:
Interest	2,108,983
Shares of beneficial interest sold	1,093,450
Prepaid expenses	47,232
Total Assets	184,215,391
Liabilities:
Payable for:
Investments purchased	7,294,431
Variation margin	437,500
Shares of beneficial interest redeemed	176,657
Investment management fee	74,914
Dividends to shareholders	57,353
Accrued expenses	70,148
Total Liabilities	8,111,003
Net Assets	$176,104,388
Composition of Net Assets:
Paid-in-capital	$174,756,757
Net unrealized appreciation	3,881,207
Accumulated undistributed net investment income	1,736
Accumulated net realized loss	(2,535,312)
Net Assets	$176,104,388
Net Asset Value Per Share, 15,925,387 shares outstanding (unlimited shares authorized of $.01 par value)	$11.06

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Financial Statements continued

Statement of Operations

For the six months ended September 30, 2003 (unaudited)

Net Investment Income:
Interest Income	$2,925,499
Expenses
Investment management fee	404,202
Transfer agent fees and expenses	47,497
Registration fees	24,851
Professional fees	23,269
Shareholder reports and notices	20,793
Trustees' fees and expenses	9,528
Custodian fees	5,443
Other	8,731
Total Expenses	544,314
Less: expense offset	(5,364)
Net Expenses	538,950
Net Investment Income	2,386,549
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments	611,700
Futures contracts	1,400,532
Net Realized Gain	2,012,232
Net Change in Unrealized Appreciation/Depreciation on:
Investments	1,373,924
Futures contracts	(2,094,718)
Net Depreciation	(720,794)
Net Gain	1,291,438
Net Increase	$3,677,987

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003	FOR THE YEAR ENDED MARCH 31, 2003
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,386,549	$3,337,191
Net realized gain	2,012,232	532,891
Net change in unrealized appreciation/depreciation	(720,794)	4,909,231
Net Increase	3,677,987	8,779,313
Dividends to shareholders from net investment income	(2,386,284)	(3,359,809)
Net increase from transactions in shares of beneficial interest	30,873,497	67,585,523
Net Increase	32,165,200	73,005,027
Net Assets:
Beginning of period	143,939,188	70,934,161
End of Period (Including accumulated undistributed net investment income of $1,736 and $1,471, respectively)	$176,104,388	$143,939,188

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements September 30, 2003 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Limited Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital and prescribed standards of quality and maturity. The Fund seeks to achieve this objective by investing primarily in intermediate term, investment grade municipal securities. The Fund was organized as a Massachusetts business trust on February 25, 1993 and commenced operations on July 12, 1993.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements September 30, 2003 (unaudited) continued

D.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the Fund's net assets determined as of the close of each business day.

3.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2003 aggregated $57,958,980 and $19,395,644, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,763. At September 30, 2003, the Fund had an accrued pension liability of $45,021 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements September 30, 2003 (unaudited) continued

4.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003		FOR THE YEAR ENDED MARCH 31, 2003
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	6,276,949	$69,213,890	11,042,646	$119,282,742
Reinvestment of dividends	150,071	1,650,174	217,881	2,357,992
	6,427,020	70,864,064	11,260,527	121,640,734
Redeemed	(3,636,979)	(39,990,567)	(5,008,912)	(54,055,211)
Net increase	2,790,041	$30,873,497	6,251,615	$67,585,523

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2003, the Fund had a net capital loss carryforward of $4,168,090 of which $3,941,131 will expire on March 31, 2004 and $226,959 will expire on March 31, 2005 to offset future capital gains to the extent provided by regulations.

As of March 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital gain from the mark-to-market of futures contracts, a non-deductible expense and dividend payable.

6.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7.   Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements September 30, 2003 (unaudited) continued

At September 30, 2003, the Fund did not hold positions in residual interest bonds.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At September 30, 2003, the Fund had outstanding futures contracts.

Morgan Stanley Limited Term Municipal Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003		FOR THE YEAR ENDED MARCH 31,
			2003		2002		2001		2000	1999
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.96		$10.30		$10.37		$9.96		$10.34	$10.26
Income (loss) from investment operations:
Net investment income	0.16		0.34		0.36		0.38		0.38	0.39
Net realized and unrealized gain (loss)	0.10		0.66		(0.07)		0.41		(0.38)	0.08
Total income from investment operations	0.26		1.00		0.29		0.79		0.00	0.47
Less dividends from net investment income	(0.16)		(0.34)		(0.36)		(0.38)		(0.38)	(0.39)
Net asset value, end of period	$11.06		$10.96		$10.30		$10.37		$9.96	$10.34
Total Return†	2.43	% (1)	9.81%		2.82%		8.14%		0.08%	4.68%
Ratios to Average Net Assets:
Expenses	0.67	% (2)(3)	0.70	% (3)	0.82	% (3)	0.88	% (3)	0.91%	0.86	% (3)
Net investment income	2.95	% (2)	3.08%		3.45%		3.78%		3.81%	3.75%
Supplemental Data:
Net assets, end of period, in thousands	$176,104		$143,939		$70,934		$55,138		$44,237	$58,648
Portfolio turnover rate	13	% (1)	31%		45%		24%		3%	29%

†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.

See Notes to Financial Statements

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

37993RPT-00-12806K03-0S-11/03	MORGAN STANLEY FUNDS
Morgan Stanley Limited Term Municipal Trust Semiannual Report September 30, 2003

Item 2.  Code of Ethics.

(a)   The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c)   The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto

(d)   The Fund has granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)   Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 9 -- Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                       2

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 4 - 8  are not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Term Municipal Trust
Ronald E. Robison
Principal Executive Officer
November 19, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
November 19, 2003

Francis Smith
Principal Financial Officer
November 19, 2003

                                       3

                                                                    EXHIBIT 10 A

           CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
                                    OFFICERS
                              ADOPTED JULY 31, 2003

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

     Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.  COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
     INTEREST

     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund.

                                       4

For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act)
of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this
Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the
Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

     Each Covered Officer must not:

     o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly) to the detriment of the Fund;

                                       5

     o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

     o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

     Each Covered Officer must, at the time of signing this Code, report to the
General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

     Conflict of interest situations should always be approved by the General
Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

     o    service or significant business relationships as a director on the board of any public or private company;

     o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

     o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

     o    a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. DISCLOSURE AND COMPLIANCE

     o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
          Funds;

     o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the

                                       6

          Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

     o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the
          Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

     o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

     Each Covered Officer must:

     o    upon adoption of the Code (thereafter as applicable, upon becoming a
          Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

     o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

     o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

     o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this
          Code.

     The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(1) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

     The Funds will follow these procedures in investigating and enforcing this
Code:

     o    the General Counsel will take all appropriate action to investigate any potential violations reported to him;

--------

(1)  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       7

     o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

     o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

     o    if the directors/trustees/managing general partners who are not
          "interested persons" as defined by the Investment Company Act (the
          "Independent Directors/Trustees/Managing General Partners") of the
          relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

     o    the Independent Directors/Trustees/Managing General Partners of the
          relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

     o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

     Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII. CONFIDENTIALITY

                                       8

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly.
Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing
General Partners of the relevant Fund or Funds and their counsel, the relevant
Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       9

VIII. INTERNAL USE

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

__________________________

Date:_____________________

                                       10

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       11

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                   Barry Fink

                                       12

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

     1. I have reviewed this report on Form N-CSR of Morgan Stanley Limited Term
Municipal Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

      4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

      c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the
        Evaluation Date;

      5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       13

      a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

      6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

      Date: November 19, 2003

                                                Ronald E. Robison
                                                Principal Executive Officer

                                       14

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

     1. I have reviewed this report on Form N-CSR of Morgan Stanley Limited Term
Municipal Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

    (i) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   (ii) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

  (iii) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the
        Evaluation Date;

     5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

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     a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

     6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

     Date: November 19, 2003

                                                Francis Smith
                                                Principal Financial Officer

                                       16

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Limited Term Municipal Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended September 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: November 19, 2003                          Ronald E. Robison
                                                 Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Limited Term Municipal Trust and will be retained by
Morgan Stanley Limited Term Municipal Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       17

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Limited Term Municipal Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended September 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: November 19, 2003                        Francis Smith
                                               Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Limited Term Municipal Trust and will be retained by
Morgan Stanley Limited Term Municipal Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       18